Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Trade payables	$ 1,166	$ 1,517
Other payables and accruals	279	339
Other tax and social security payable	109	111
Payables and accruals for exceptional items	65	16
Related party payables	9
Total	$ 1,628	$ 1,983